Summary of Significant Accounting Policies - Shares Excluded from the Computation of Diluted Earnings per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,830,302	3,232,551	6,968,141	14,049
Common Stock Warrants - Equity [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,202,909		4,202,909	14,049
Common Stock Warrants - Liability [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	125,029	2,116,296	189,029
Assumed Conversion of Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	335,697	1,116,255	2,576,203